FAIR VALUES	12 Months Ended
Dec. 31, 2025
FAIR VALUES
FAIR VALUES

6.    FAIR VALUES

6.1  Fair Value of Financial Instruments

Fair value is defined as the amount by which an asset may be exchanged or a liability may be settled, in an arm’s length orderly transaction between knowledgeable principal market participants (or more advantageous) at the date of measurement of the current market conditions regardless of whether such price is directly observable or estimated utilizing a valuation technique under the assumption that Grupo Supervielle is a going concern.

When a financial instrument is sold in a liquid and active market, its settled price in the market in a real transaction provides the best evidence of its fair value. When a stipulated price is not settled in the market or when it cannot be an indicator of a fair value of the instrument, in order to determine such fair value, another similar instrument’s fair value may be used, as well as the analysis of discounted flows or other applicable techniques. Such techniques are significantly affected by the assumptions used Grupo Supervielle classifies fair values of financial instruments in a three level hierarchy according to the reliability of the inputs used to determine them.

Fair Value Level 1:  The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, debt securities or available for sale) is based on market quoted prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, it will be included in Level 1. Otherwise, it will be included in Level 2.

Fair Value Level 2: The fair value of financial instruments which are not traded in active markets, such as over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable market data and rely the least possible on Grupo Supervielle’s specific estimates. If all significant inputs required to determine fair value a financial instrument are observable, such instrument is included in Level 2. If the inputs used to determine the price are not observable, the instrument will be included in Level 3.

Fair Value Level 3: If one or more significant inputs are not based on observable market data, the instrument is included in Level 3.

Grupo Supervielle’s financial instruments measured at fair value as of December 31,2025 and 2024 are detailed below:

Financial Instruments as of 12/31/2025	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	243,188,707	6,317,794	—	249,506,501
- Derivatives	—	9,910,637	—	9,910,637
- Other financial assets	44,370,988	—	—	44,370,988
- Other debt securities	63,225,729	35,384,116	—	98,609,845
- Investments in Equity Instruments	4,306,274	—	1,399,669	5,705,943
Total Assets	355,091,698	51,612,547	1,399,669	408,103,914
Liabilities
- Liabilities at fair value through profit or loss	693,909	—	—	693,909
- Other financial liabilities	271,671,634	—	—	271,671,634
Total Liabilities	272,365,543	—	—	272,365,543

Financial Instruments as of 12/31/2024	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	337,225,295	9,184,953	—	346,410,248
- Derivatives	—	6,087,827	—	6,087,827
- Other financial assets	22,573,471	—	—	22,573,471
- Other debt securities	145,575,345	128,242,424	—	273,817,769
- Financial assets pledged as collateral	230,670,891	—	—	230,670,891
- Investments in Equity Instruments	68,878	—	866,079	934,957
Total Assets	736,113,880	143,515,204	866,079	880,495,163
Liabilities
- Derivatives	—	2,281,117	—	2,281,117
- Other financial liabilities	208,818,482	—	—	208,818,482
Total Liabilities	208,818,482	2,281,117	—	211,099,599

Below is shown the reconciliation of the financial instruments classiffied as Fair Value Level 3:

FV Level 3	12/31/2024	Transfers	Additions	Disposals	OCI	12/31/2025
Assets
- Investments in equity instruments	866,079	—	35,936	(16,039)	513,693	1,399,669

Grupo Supervielle’s policy is to recognize transfers between fair value Levels only at year-end dates.

Valuation Techniques

Valuation techniques to determine fair values Level 2 and Level 3  include the following:

●	Market or quoted prices for similar instruments.
●	The estimated present value of instruments.

The valuation technique to determine fair value Level 2 includes estimating the through spot rate curve which calculate the yield upon market prices.

These valuation techniques are detailed below:

●	Interpolation model: It consists of the determination of the value of financial instruments that do not have a market price at the closing date, based on quoted prices for similar assets (both in terms of issue, currency, and duration) in active markets (A3
Mercados, Bolsar or secondary) through the linear interpolation of them. This technique has been used by the Entity to determine the fair value of the instruments issued by the Central Bank and Treasury Bills without quotation at the end of this period.
●	Performance Curve Model under Nelson Siegel: This model proposes a continuous function to model the trajectory of the instant forward interest rate considering as a domain the term comprised until the next interest and / or capital payment. It consists in the determination of the instrument's price estimating volatility through market curves. The Grupo has used this model to estimate prices in debt securities or financial instruments with variable interest rate that are not quoted in an active market, with Badlar rate or inflation.

The principal inputs and method considered by Grupo Supervielle for its determination of fair values under the linear interpolation model are:

●	Instrument prices that were quoted between the date the curve is estimated and the settlement date of the latest payment available.
●	Implicit rates in the last available tender.
●	Only instruments that have been traded with a 24-hour settlement are considered.
●	If the same instrument has been listed on A3 Mercados and Bolsar (Financial website of the “Bolsa de Comercio de Buenos Aires”), only the market price that has been traded in the market with higher volume is considered.
●	The yield curve is standardized based on a set of nodes, each of which has an associated expiration date.
●	Instruments denominated in U.S. dollars are converted at the exchange rate on the date the instrument is negotiated.

Likewise, for the determination of fair values under the Nelson Siegel model, the main data and aspects considered by the Entity were:

●	The Spot rate curves in pesos + BADLAR and the Spot rate curve in U.S. dollars are established based on bonds predefined by Financial Risk Management.
●	The main source of prices for Bonds is A3 Mercados, without considering those corresponding to operations for own portfolio.
●	The portfolio of bonds used as input is changed with every issuance.

Grupo Supervielle periodically evaluates the performance of the models based on indicators which have defined tolerance thresholds.

Under IFRS, the estimated residual value of an instrument at inception is generally the transaction price.

In the event that the transaction price differs from the determined fair value, if the fair value is not Level 1, the difference will be recognized in the Consolidated Income Statement proportionally for the duration of the instrument, otherwise, the difference will be recognized in the Income Statement from the initial moment.

6.2    Fair Value of other Financial Instruments

The following describes the methodologies and assumptions used to determine the fair values of financial instruments not recorded at fair value in these Consolidated Financial Statements:

●	Assets whose fair value is similar to book value: For financial assets and liabilities that are liquid or have short-term maturities (less than three months), the book value is considered to be similar to fair value.
●	Fixed rate financial instruments: The fair value of financial assets was determined by discounting future cash flows at the current market rates offered, for each year, for financial instruments with similar characteristics. The estimated fair value of deposits with a fixed interest rate was determined by discounting future cash flows through the use of market interest rates for deposits with maturities similar to those of Grupo Supervielle’s portfolio.

For listed assets and the quoted debt, fair value was determined based on market prices.

●	Other financial instruments: In the case of financial assets and liabilities that are liquid or have a short maturity, it is estimated that their fair value is similar to their book value. This assumption also applies to savings deposits, checking accounts and others.

Below is the difference between the carrying amount and the fair value of the main assets and liabilities recorded at amortized cost as of December 31,2025 and 2024, respectively:

Other Financial Instruments as of 12/31/2025	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	1,599,186,464	1,599,186,464	1,599,186,464	—	—
- Other financial assets	13,162,141	13,162,141	13,162,141	—	—
- Loans and other financing	3,765,478,226	4,018,615,003	—	—	4,018,615,003
- Reverse Repo Transactions	3,657,016	3,657,016	3,657,016	—	—
- Other Debt Securities	706,297,983	715,560,730	715,560,730	—	—
- Financial assets Pledged as collateral	681,163,072	680,687,200	680,687,200	—	—
	6,768,944,902	7,030,868,554	3,012,253,551	—	4,018,615,003
Financial Liabilities
- Deposits	5,118,886,479	5,136,751,125	—	—	5,136,751,125
- Other financial liabilities	8,600,651	8,600,651	8,600,651	—	—
- Repo transactions	393,411,412	393,411,412	393,411,412	—	—
- Financing received from the Central Bank and other financial institutions	480,793,742	453,162,201	—	—	453,162,201
- Unsubordinated Debt securities	174,866,398	176,412,406	176,412,406	—	—
	6,176,558,682	6,168,337,795	578,424,469	—	5,589,913,326

Other Financial Instruments as of 12/31/2024	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	858,981,662	858,981,662	858,981,662	—	—
- Other financial assets	15,093,100	15,093,100	15,093,100	—	—
- Loans and other financing	2,854,710,927	3,132,630,423	—	—	3,132,630,423
- Other Debt Securities	795,536,505	794,483,922	792,734,227	1,749,695	—
- Financial assets Pledged as collateral	2,447	2,447	2,447	—	—
	4,524,324,641	4,801,191,554	1,666,811,436	1,749,695	3,132,630,423
Financial Liabilities
- Deposits	4,174,648,931	4,206,034,138	—	—	4,206,034,138
- Other financial liabilities	9,796,031	9,796,031	9,796,031	—	—
- Financing received from the Central Bank and other financial institutions	51,695,858	51,598,312	—	—	51,598,312
- Repo Transactions	44,677,369	44,677,369	44,677,369	—	—
- Unsubordinated debt securities	67,297,539	67,297,539	67,297,539	—	—
	4,348,115,728	4,379,403,389	121,770,939	—	4,257,632,450

6.3    Fair Value of Equity instruments

The following are the equity instruments measured at Fair Value through profit or loss as of December 31, 2025 and 2024:

	12/31/2025	12/31/2024
A3 Mercados S.A.	4,294,797	—
Cedear SPDR Dow Jones Ind	3,606	3,261
Cedear SPDR S&P	3,448	3,041
Cedear Financial Select Sector	3,278	2,940
Cedear Ishares MSCI Brasil	1,145	830
Ternium Arg S.A.Ords."A"1 Voto Esc	—	29,856
Holcim Argentina	—	14,273
Aluar S.A.	—	4,129
Grupo Financiero Galicia SA	—	10,548
Total	4,306,274	68,878

The following are the equity instruments measured at Fair Value through Other Comprehensive Income as of December 31, 2025 and 2024:

	FV at	Income / (Loss)			FV at
Detail	12/31/2024	through OCI	Disposals	Additions	12/31/2025
Mercado Abierto Electrónico S.A.	5,982	-	(5,982)	—	—
Play Digital S.A.	148,670	(49,500)	—	—	99,170
Seguro de Depósitos S.A	74,879	51,955	—	—	126,834
Compensador Electrónica S.A.	599,364	520,925	—	28,232	1,148,521
Provincanje S.A.	10,057	—	(10,057)	—	—
Cuyo Aval Sociedad de Garantía Recíproca	20,038	(2,776)	—	—	17,262
Argencontrol S.A.	3,339	(801)	—	—	2,538
IEBA S.A.	80	(19)	—	—	61
Other Reciprocal Guarantee Companies	3,670	(6,091)	—	7,704	5,283
Total	866,079	513,693	(16,039)	35,936	1,399,669

	FV at	Income / (Loss)			FV at
Detail	12/31/2023	through OCI	Disposals	Additions	12/31/2024
Mercado Abierto Electrónico S.A.	4,676	1,306	—	—	5,982
Play Digital S.A.	487,312	(651,440)	(200,910)	513,708	148,670
Seguro de Depósitos S.A	54,234	20,645	—	—	74,879
Compensador Electrónica S.A.	318,857	323,021	(45,141)	2,627	599,364
Provincanje S.A.	21,900	(11,843)	—	—	10,057
Cuyo Aval Sociedad de Garantía Recíproca	16,182	3,856	—	—	20,038
Argencontrol S.A.	1,664	1,675	—	—	3,339
IEBA S.A.	175	(95)	—	—	80
Other Reciprocal Guarantee Companies	2,781	889	—	—	3,670
Total	907,781	(311,986)	(246,051)	516,335	866,079